Details to the consolidated cash flow statements (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations
Statement [line items]
Net cash flows used in discontinued operations	$ (140)	$ (748)